Goodwill and Intangibles (Tables)	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Changes in the carrying amounts of goodwill since December 31, 2016 consisted of the following:

(in thousands)
Balance as of December 31, 2016	$1,079,518
Disposal of Vintage	(14,662)
Acquisition of Bulletin Intelligence	19,520
Acquisition of Argus	5,092
Adjustments of PR Newswire	(2,200)
Effects of foreign currency	26,545
Balance as of September 30, 2017	$1,113,813

Schedule of Finite-Lived Intangible Assets
Definite-lived intangible assets consisted of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017
(in thousands)	Gross Carrying Amount	Foreign Currency Translation	Accumulated Amortization	Net Carrying Amount
Trade names and brand	$369,374	$(1,651)	$(64,354)	$303,369
Customer relationships	294,244	(13,122)	(156,186)	124,936
Purchased technology	130,313	(5,529)	(80,461)	44,323
Balances at September 30, 2017	$793,931	$(20,302)	$(301,001)	$472,628

	December 31, 2016
(in thousands)	Gross Carrying Amount	Foreign Currency Translation	Accumulated Amortization	Net Carrying Amount
Trade names and brand	$369,345	$(9,877)	$(30,551)	$328,917
Customer relationships	270,495	(29,898)	(110,094)	130,503
Purchased technology	120,007	(12,213)	(56,004)	51,790
Balances at December 31, 2016	$759,847	$(51,988)	$(196,649)	$511,210

Schedule of Future Expected Amortization of Intangible Assets
Future expected amortization of intangible assets at September 30, 2017 is as follows:

(in thousands)
Remainder of 2017	$29,670
2018	98,478
2019	77,900
2020	56,113
2021	46,010
Thereafter	164,457
$472,628